Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$18,077,471	$36,901,720
Allowance for credit loss	(8,136,400)	(7,909,571)
Accounts receivable, net	$9,941,071	$28,992,149

The movement of allowance of credit loss is as follows:

	As of December 31,
	2025	2024	2023
Balance at beginning of the year	$7,909,571	$8,016,322	$8,047,527
Current year addition	-	113,854	196,717
Reversed	(116,271)	-	(74,564)
Foreign currency translation adjustments	343,100	(220,605)	(153,358)
Balance at end of the year	$8,136,400	$7,909,571	$8,016,322

Addition to allowance for credit loss was $nil, $113,854 and $196,717 recorded for the years ended December 31, 2025, 2024 and 2023, respectively.